CHANGES IN ACCOUNTING POLICIES (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
CHANGES IN ACCOUNTING POLICIES
Deferred amounts and other assets	CAD 3,113	CAD 3,160
Long-term debt	CAD 36,494	39,391
Accounting Standards Update 2015-03 | Adjustments
CHANGES IN ACCOUNTING POLICIES
Deferred amounts and other assets		(149)
Long-term debt		CAD (149)